Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		20,000,000		20,000,000
Preferred stock, shares issued		4,250,579		4,250,579
Preferred stock, shares outstanding		4,250,579		4,250,579
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000		2,000,000,000
Common stock, shares issued	1,459,256,460	1,411,799,497		1,211,495,162
Common stock, shares outstanding	1,459,256,460	1,411,799,497		1,211,495,162
Stage It Corp [Member]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			20,000,000	20,000,000	20,000,000
Common stock, shares issued			972,614	972,614	972,614
Common stock, shares outstanding			972,614	972,614	972,614
Preferred Stock A [Member] | Stage It Corp [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			400,000	400,000	400,000
Preferred stock, shares issued			40,000	40,000	40,000
Preferred stock, shares outstanding			40,000	40,000	40,000
Preferred Stock A 1 [Member] | Stage It Corp [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			3,000,000	3,000,000	3,000,000
Preferred stock, shares issued			246,543	246,543	246,543
Preferred stock, shares outstanding			246,543	246,543	246,543
Preferred Stock A 2 [Member] | Stage It Corp [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			2,000,000	2,000,000	2,000,000
Preferred stock, shares issued			200,000	200,000	200,000
Preferred stock, shares outstanding			200,000	200,000	200,000
Preferred Stock A 3 [Member] | Stage It Corp [Member]
Preferred stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			300,000	300,000	300,000
Preferred stock, shares issued			196,522	196,522	196,522
Preferred stock, shares outstanding			196,522	196,522	196,522